DISCONTINUED OPERATIONS - Balance Sheet (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
ASSETS
Total current assets of discontinued operations	$ 6,971	$ 678,146
Applied DNA Clinical Labs ("ADCL") | Discontinued operations
ASSETS
Cash and cash equivalents	6,971	578,732
Accounts receivable, net		33,760
Inventories		5,867
Prepaid expenses and other current assets		59,787
Total current assets of discontinued operations	6,971	678,146
Property and equipment, net		94,337
Total assets of discontinued operations	$ 6,971	772,483
LIABILITIES
Accounts payable and accrued liabilities		56,061
Total liabilities of discontinued operations		$ 56,061